CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 7,696,203	¥ 4,978,497
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	1,542,200	1,036,534
Held-to-maturity securities, assets pledged that secured parties are permitted to sell or repledge	308,448	297,240
Long-term debt, liabilities accounted for at fair value	¥ 2,802,428	¥ 2,537,082
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	4,800,000,000	4,800,000,000
Common stock, issued	2,539,249,894	2,539,249,894
Treasury stock, shares	3,868,308	3,210,681
Equity securities, assets pledged that secured parties are permitted to sell or repledge	¥ 92,806